Corporate Information - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2022 t	May 31, 2021	Dec. 31, 2022	Dec. 31, 2022 Flights	Dec. 31, 2022 Destinations	Dec. 31, 2022 Country	Dec. 31, 2022 Aircraft	Dec. 31, 2021 Country Airlines Destinations
Parent company information [line items]
Number of Aircrafts, Operated				327			97
Number of Airline Destinations | Destinations					78
Number of Airline Destination Countries | Country						32
Increase in Number of International Airline Destinations | Destinations					180
Commercial alliance renewed		five years
Property Plant and Equipment Aircraft Useful Life			9 years 6 months
Boeing 737-800 [member]
Parent company information [line items]
Number of Aircrafts, Operated							67
Boeing 737-700 [member]
Parent company information [line items]
Number of Aircrafts, Operated							9
Boeing 737-MAX [Member]
Parent company information [line items]
Number of Aircrafts, Operated							20
Boeing 737-800 BCF [Member]
Parent company information [line items]
Number of Aircrafts, Operated							1
Capacity Per Aircraft | t	21.7
ConnectMiles [member] | Star Alliance Airlines [member]
Parent company information [line items]
Number of destinations | Destinations								1,200
Number of countries | Country								184
ConnectMiles [member] | Star Alliance Airlines [member] | Bottom of range [member]
Parent company information [line items]
Number of airlines | Airlines								26